Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000275829 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	ETF Class Shares
Trading Symbol	NUDG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ETF Class Shares of the Nuveen Dividend Growth Fund for the period of June 2, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

ETF Class Shares	$59	0.59%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Dividend Growth Fund returned 1.60% for ETF Shares at net asset value (NAV) for the abbreviated reported period since the share class launched on June 2, 2026, through July 31, 2026. The Fund outperformed the S&P 500 Index, which returned –1.41%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to Amphenol Corporation.

•
Underweight and security selection in the consumer discretionary sector, including an overweight to TJX Companies Inc. and lack of exposure to Tesla, Inc.

Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to Accenture Plc and lack of exposure to Micron Technology, Inc. and Advanced Micro Devices, Inc.

•
Underweight to Alphabet Inc.

•
Security selection and an overweight to the financials sector, including overweights to Ares Management Corporation and S&P Global, Inc.

•
Security selection in the health care sector, including overweights to Zoetis, Inc. and Abbott Laboratories.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Cumulative Total Returns

Since Inception (6/2/26)

ETF Class Shares (NAV)	1.60%

S&P 500® Index	(1.41)%

Lipper Equity Income Funds Classification Average	2.95%

Performance Inception Date	Jun. 02, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,311,929,958
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 38,204,244
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$6,311,929,958

Total number of portfolio holdings	45

Portfolio turnover (%)	20%

Total management fees paid for the year	$38,204,244

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000023382 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NSBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$68	0.65%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Dividend Growth Fund returned 10.05% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the S&P 500 Index, which returned 19.56%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to Amphenol Corporation.

•
Underweight and security selection in the consumer discretionary sector, including an overweight to TJX Companies Inc. and lack of exposure to Tesla, Inc.

Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to Accenture Plc and lack of exposure to Micron Technology, Inc. and Advanced Micro Devices, Inc.

•
Underweight to Alphabet Inc.

•
Security selection and an overweight to the financials sector, including overweights to Ares Management Corporation and S&P Global, Inc.

•
Security selection in the health care sector, including overweights to Zoetis, Inc. and Abbott Laboratories.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares (NAV)	10.05%	9.38%	11.81%

S&P 500® Index	19.56%	12.86%	15.08%

Lipper Equity Income Funds Classification Average	20.18%	9.85%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,311,929,958
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 38,204,244
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$6,311,929,958

Total number of portfolio holdings	45

Portfolio turnover (%)	20%

Total management fees paid for the year	$38,204,244

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000125378 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class R6 Shares
Trading Symbol	NSBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$64	0.61%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Dividend Growth Fund returned 10.09% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the S&P 500 Index, which returned 19.56%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to Amphenol Corporation.

•
Underweight and security selection in the consumer discretionary sector, including an overweight to TJX Companies Inc. and lack of exposure to Tesla, Inc.

Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to Accenture Plc and lack of exposure to Micron Technology, Inc. and Advanced Micro Devices, Inc.

•
Underweight to Alphabet Inc.

•
Security selection and an overweight to the financials sector, including overweights to Ares Management Corporation and S&P Global, Inc.

•
Security selection in the health care sector, including overweights to Zoetis, Inc. and Abbott Laboratories.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares (NAV)	10.09%	9.44%	11.87%

S&P 500® Index	19.56%	12.86%	15.08%

Lipper Equity Income Funds Classification Average	20.18%	9.85%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,311,929,958
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 38,204,244
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$6,311,929,958

Total number of portfolio holdings	45

Portfolio turnover (%)	20%

Total management fees paid for the year	$38,204,244

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000023381 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NSBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$172	1.65%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.65%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Dividend Growth Fund returned 8.96% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the S&P 500 Index, which returned 19.56%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to Amphenol Corporation.

•
Underweight and security selection in the consumer discretionary sector, including an overweight to TJX Companies Inc. and lack of exposure to Tesla, Inc.

Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to Accenture Plc and lack of exposure to Micron Technology, Inc. and Advanced Micro Devices, Inc.

•
Underweight to Alphabet Inc.

•
Security selection and an overweight to the financials sector, including overweights to Ares Management Corporation and S&P Global, Inc.

•
Security selection in the health care sector, including overweights to Zoetis, Inc. and Abbott Laboratories.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	8.96%	8.29%	10.86%

S&P 500® Index	19.56%	12.86%	15.08%

Lipper Equity Income Funds Classification Average	20.18%	9.85%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,311,929,958
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 38,204,244
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$6,311,929,958

Total number of portfolio holdings	45

Portfolio turnover (%)	20%

Total management fees paid for the year	$38,204,244

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000023379 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NSBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$94	0.90%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Dividend Growth Fund returned 9.78% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the S&P 500 Index, which returned 19.56%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to Amphenol Corporation.

•
Underweight and security selection in the consumer discretionary sector, including an overweight to TJX Companies Inc. and lack of exposure to Tesla, Inc.

Top detractors from relative performance

•
Security selection in the information technology sector, including an overweight to Accenture Plc and lack of exposure to Micron Technology, Inc. and Advanced Micro Devices, Inc.

•
Underweight to Alphabet Inc.

•
Security selection and an overweight to the financials sector, including overweights to Ares Management Corporation and S&P Global, Inc.

•
Security selection in the health care sector, including overweights to Zoetis, Inc. and Abbott Laboratories.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	9.78%	9.11%	11.53%

Class A Shares at maximum sales charge (Offering Price)	3.47%	7.83%	10.87%

S&P 500® Index	19.56%	12.86%	15.08%

Lipper Equity Income Funds Classification Average	20.18%	9.85%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,311,929,958
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 38,204,244
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$6,311,929,958

Total number of portfolio holdings	45

Portfolio turnover (%)	20%

Total management fees paid for the year	$38,204,244

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000076404 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class A Shares
Trading Symbol	NWCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$94	0.90%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Winslow Large‑Cap Growth ESG Fund returned 8.22% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund performed in line with the Russell 1000 Growth Index, which returned 8.03%.

Top contributors to relative performance

•
Security selection and an overweight in the industrials sector, led by overweights to GE Vernova Inc. and Quanta Services Inc.

•
Overweight positions in Micron Technology Inc. and Advanced Micro Devices Inc.

Top detractors from relative performance

•
Security selection within the communication services sector, led by an overweight position in Spotify Technology SA.

•
An underweight to Apple Inc.

•
Overweights to Intuit Inc. and Snowflake Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	8.22%	9.80%	16.56%

Class A Shares at maximum sales charge (Offering Price)	2.00%	8.51%	15.88%

Russell 1000® Index	18.94%	12.12%	14.82%

Russell 1000® Growth Index	8.03%	11.88%	17.46%

Lipper Large‑Cap Growth Funds Classification Average	9.81%	9.39%	15.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 932,713,424
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 5,531,302
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$932,713,424

Total number of portfolio holdings	45

Portfolio turnover (%)	133%

Total management fees paid for the year	$5,531,302

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000076405 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class C Shares
Trading Symbol	NWCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$171	1.65%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.65%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Winslow Large‑Cap Growth ESG Fund returned 7.42% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund underperformed the Russell 1000 Growth Index, which returned 8.03%.

Top contributors to relative performance

•
Security selection and an overweight in the industrials sector, led by overweights to GE Vernova Inc. and Quanta Services Inc.

•
Overweight positions in Micron Technology Inc. and Advanced Micro Devices Inc.

Top detractors from relative performance

•
Security selection within the communication services sector, led by an overweight position in Spotify Technology SA.

•
An underweight to Apple Inc.

•
Overweights to Intuit Inc. and Snowflake Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	7.42%	8.98%	15.87%

Russell 1000® Index	18.94%	12.12%	14.82%

Russell 1000® Growth Index	8.03%	11.88%	17.46%

Lipper Large‑Cap Growth Funds Classification Average	9.81%	9.39%	15.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 932,713,424
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 5,531,302
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$932,713,424

Total number of portfolio holdings	45

Portfolio turnover (%)	133%

Total management fees paid for the year	$5,531,302

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000125379 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class R6 Shares
Trading Symbol	NWCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$60	0.58%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Winslow Large‑Cap Growth ESG Fund returned 8.54% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the Russell 1000 Growth Index, which returned 8.03%.

Top contributors to relative performance

•
Security selection and an overweight in the industrials sector, led by overweights to GE Vernova Inc. and Quanta Services Inc.

•
Overweight positions in Micron Technology Inc. and Advanced Micro Devices Inc.

Top detractors from relative performance

•
Security selection within the communication services sector, led by an overweight position in Spotify Technology SA.

•
An underweight to Apple Inc.

•
Overweights to Intuit Inc. and Snowflake Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.54%	10.19%	17.02%

Russell 1000® Index	18.94%	12.12%	14.82%

Russell 1000® Growth Index	8.03%	11.88%	17.46%

Lipper Large‑Cap Growth Funds Classification Average	9.81%	9.39%	15.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 932,713,424
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 5,531,302
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$932,713,424

Total number of portfolio holdings	45

Portfolio turnover (%)	133%

Total management fees paid for the year	$5,531,302

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000076407 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class I Shares
Trading Symbol	NVLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$68	0.65%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Winslow Large‑Cap Growth ESG Fund returned 8.48% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the Russell 1000 Growth Index, which returned 8.03%.

Top contributors to relative performance

•
Security selection and an overweight in the industrials sector, led by overweights to GE Vernova Inc. and Quanta Services Inc.

•
Overweight positions in Micron Technology Inc. and Advanced Micro Devices Inc.

Top detractors from relative performance

•
Security selection within the communication services sector, led by an overweight position in Spotify Technology SA.

•
An underweight to Apple Inc.

•
Overweights to Intuit Inc. and Snowflake Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	8.48%	10.07%	16.86%

Russell 1000® Index	18.94%	12.12%	14.82%

Russell 1000® Growth Index	8.03%	11.88%	17.46%

Lipper Large‑Cap Growth Funds Classification Average	9.81%	9.39%	15.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 932,713,424
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 5,531,302
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$932,713,424

Total number of portfolio holdings	45

Portfolio turnover (%)	133%

Total management fees paid for the year	$5,531,302

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115039 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NUGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$97	0.90%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Global Dividend Growth Fund returned 14.57% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the MSCI World (Net), which returned 20.41%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to ASML Holding NV.

•
Overweight to ORIX Corporation.

Top detractors from relative performance

•
Lack of exposure to Alphabet Inc.

•
Security selection in the information technology sector, including overweights to SAP SE, Accenture Plc and Microsoft Corporation, as well as lack of exposure to Micron Technology, Inc.

•
Security selection in the industrials sector, including overweights to Northrop Grumman Corp. and Experian PLC.

•
Security selection in the health care sector, including overweights to Abbott Laboratories and Zoetis, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares (NAV)	14.57%	8.93%	9.46%

MSCI World Index (Net)	20.41%	11.19%	12.73%

Lipper Global Equity Income Funds Classification Average	23.26%	10.12%	9.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 16,894,609
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 122,687
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$16,894,609

Total number of portfolio holdings	49

Portfolio turnover (%)	17%

Total management fees paid for the year	$122,687

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115037 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$202	1.89%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.89%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Global Dividend Growth Fund returned 13.45% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the MSCI World (Net), which returned 20.41%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to ASML Holding NV.

•
Overweight to ORIX Corporation.

Top detractors from relative performance

•
Lack of exposure to Alphabet Inc.

•
Security selection in the information technology sector, including overweights to SAP SE, Accenture Plc and Microsoft Corporation, as well as lack of exposure to Micron Technology, Inc.

•
Security selection in the industrials sector, including overweights to Northrop Grumman Corp. and Experian PLC.

•
Security selection in the health care sector, including overweights to Abbott Laboratories and Zoetis, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	13.45%	7.85%	8.54%

MSCI World Index (Net)	20.41%	11.19%	12.73%

Lipper Global Equity Income Funds Classification Average	23.26%	10.12%	9.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 16,894,609
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 122,687
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$16,894,609

Total number of portfolio holdings	49

Portfolio turnover (%)	17%

Total management fees paid for the year	$122,687

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115036 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NUGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$123	1.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Global Dividend Growth Fund returned 14.27% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly underperformed the MSCI World (Net), which returned 20.41%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Overweight to ASML Holding NV.

•
Overweight to ORIX Corporation.

Top detractors from relative performance

•
Lack of exposure to Alphabet Inc.

•
Security selection in the information technology sector, including overweights to SAP SE, Accenture Plc and Microsoft Corporation, as well as lack of exposure to Micron Technology, Inc.

•
Security selection in the industrials sector, including overweights to Northrop Grumman Corp. and Experian PLC.

•
Security selection in the health care sector, including overweights to Abbott Laboratories and Zoetis, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	14.27%	8.66%	9.19%

Class A Shares at maximum sales charge (Offering Price)	7.70%	7.38%	8.55%

MSCI World Index (Net)	20.41%	11.19%	12.73%

Lipper Global Equity Income Funds Classification Average	23.26%	10.12%	9.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 16,894,609
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 122,687
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$16,894,609

Total number of portfolio holdings	49

Portfolio turnover (%)	17%

Total management fees paid for the year	$122,687

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective April 30, 2026, Charles Carr was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	Annualized for period less than one year.
[12]	Annualized for period less than one year.